Note 8 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation assets [text block]
	December 31, 2017	December 31, 2016
Exploration and evaluation assets:
Acquisition costs of mineral and surface rights	$75	$-
Assays	103	-
Camp and site costs	206	91
Geological and geophysical	806	67
Land taxes and gov't fees	196	336
Legal, community and other consultation costs	47	593
Total for the year	1,433	1,087
Balance, beginning of year	-	52,806
Less: Impairment	-	(53,893)
Balance, end of year	$1,433	$-